UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/06

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    05/08/06

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              47
                                               --------

Form 13F Information Table Value Total:        $144,715
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                                                        VALUE       SHARES/   SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT   PRN  CALL  DSCRETN MANAGERS   SOLE    SHARED   NONE
---------------------------- -------------- --------- -----------   --------  ---  ----  ------- -------- --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                      COM             00817y108      776    15800    SH         Sole              7000               8800
Aflac Inc                      COM             001055102      429     9500    SH         Sole                                 9500
Agilent Technologies           COM             00846u101     1003    26700    SH         Sole              3000              23700
AmerUs Group                   COM             03072m108      994    16500    SH         Sole                                16500
Bank Of America Corp           COM             060505104      364     8000    SH         Sole              8000
Barclays PLC                   ADR             06738e204      374     8000    SH         Sole              8000
Best Buy Inc                   COM             086516101     2444    43700    SH         Sole                                43700
Brookdale Senior Living        COM             112463104     2458    65100    SH         Sole                                65100
Campbell Soup Co               COM             134429109      836    25800    SH         Sole                                25800
Caremark RX Inc                COM             141705103     1293    26300    SH         Sole                                26300
Central European Dist          COM             153435102     1565    40700    SH         Sole              3000              37700
Dean Foods Co                  COM             242370104     6410   165087    SH         Sole              8000             157087
Diamonds Trust                 UNIT SER 1      252787106     7981    71700    SH         Sole                                71700
Eaton Corp                     COM             278058102      584     8000    SH         Sole              8000
ExxonMobil Corp                COM             30231G102      852    14000    SH         Sole                                14000
Financial SPDR                 SBI INT-FINL    81369Y605     4733   145400    SH         Sole              6600             138800
Franklin Res Inc               COM             354613101     1791    19000    SH         Sole                                19000
Freescale Semiconductor        COM CL A        35687m107     3726   133970    SH         Sole              8000             125970
General Dynamics Corp          COM             369550108     7895   123400    SH         Sole                               123400
Genesco Inc                    COM             371532102      303     7800    SH         Sole                                 7800
Koninklijke Philips Electrs NV NY REG SH NEW   500472303      269     8000    SH         Sole              8000
Landstar Systems Inc           COM             515098101     2157    48900    SH         Sole              4000              44900
Legg Mason Inc                 COM             524901105     1266    10100    SH         Sole              3000               7100
Marriott Intl Inc New Cl A     CL A            571903202     1111    16200    SH         Sole                                16200
Midcap Spdr Tr Unit Ser 1      UNIT SER 1      595635103    10090    69700    SH         Sole              3000              66700
Motorola Inc                   COM             620076109     1553    67800    SH         Sole                                67800
Nasdaq 100 Tr Unit             UNIT SER 1      631100104     7770   185300    SH         Sole              8000             177300
Norfolk Southern               COM             655844108     2925    54100    SH         Sole                                54100
Nvidia Corp                    COM             67066g104      344     6000    SH         Sole              6000
Prudential Financial Inc       COM             744320102     1046    13800    SH         Sole                                13800
RTI Intl Metals                COM             74973w107     1618    29500    SH         Sole              3000              26500
Stericycle Inc                 COM             858912108     4145    61300    SH         Sole                                61300
Sunrise Senior Living, Inc     COM             86768K106     3492    89600    SH         Sole              0000              79600
Technology SPDR                SBI INT-TECH    81369Y803     5367   242400    SH         Sole              0000             232400
Texas Instruments              COM             882508104     3344   103000    SH         Sole                               103000
United Technologies            COM             913017109     7629   131600    SH         Sole              5000             126600
Unitedhealth Group             COM             91324p102     3719    66582    SH         Sole              7000              59582
VimpelComm                     SPONSORED ADR   68370r109     1187    27600    SH         Sole                                27600
Waste Connections Inc          COM             941053100     4343   109100    SH         Sole              3000             106100
iRobot Corp                    COM             462726100     1590    57200    SH         Sole              3000              54200
iShares Dividend Index Fund    DJ SEL DIV INX  464287168     3517    56100    SH         Sole                                56100
iShares Russell 2000 Indx Fd   RUSSELL 2000    464287655    12725   167500    SH         Sole              7000             160500
iShares S&P 600 Index          S&P SMLCAP 600  464287804      326     5000    SH         Sole              5000
iShares TR S&P Latin America 4 S&P LTN AM 40   464287390      280     2000    SH         Sole              2000
iShares Tr MSCI EAFE Index Fd  MSCI EAFE IDX   464287465     6219    95800    SH         Sole                                95800
iShares Tr MSCI Emerging Mkts  MSCI EMERG MKT  464287234     8568    86542    SH         Sole              3000              83542
iShares Tr Nasdaq Biotech      NASDQ BIO INDX  464287556     1302    15800    SH         Sole                                15800
REPORT SUMMARY                             47 DATA RECORDS 144715             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

